UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/05
Check here if Amendment []; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Muhlenkamp & Company
Address: 3000 Stonewood Drive, Suite 310
Wexford, PA 15090

Form 13F File Number: 28-03447

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Jack Kunkle
Title:   Analyst
Phone: 724-935-5520, Ext: 116

/s/ Jack Kunkle
August 10, 2005

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 85
Form 13F Information Table Value Total: 2,811,870

(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- ------
A T M I Inc.                   COM              00207R101     7093 244500.000SH      SOLE                        244500.000
Allstate Insurance Grp.        COM              020002101   101479 1698390.000SH     SOLE                        1695760.000
Altria Group Inc               COM              02209S103    75595 1169113.364SH     SOLE                        1168713.364
American International Group   COM              026874107    23466 403882.000SH      SOLE                        403582.000
American Woodmark Corp         COM              030506109    19345 644622.352SH      SOLE                        644282.352
Anadarko Petroleum Corp.       COM              032511107    54260 660500.000SH      SOLE                        659100.000
Beazer Homes Inc.              COM              07556Q105    51668 904083.304SH      SOLE                        900693.304
Black & Decker Corp            COM              091797100    71165 792040.000SH      SOLE                        789930.000
Calpine Corp.                  COM              131347106    11845 3483717.000SH     SOLE                        3483717.000
Capital One Financial Corp.    COM              14040H105   110990 1387205.000SH     SOLE                        1384725.000
Cemex S A Ssponsor ADR New Rep COM              151290889   106691 2515104.986SH     SOLE                        2511875.986
Cendant                        COM              151313103    57059 2550670.968SH     SOLE                        2550670.968
Centex Corp                    COM              152312104   109453 1548787.000SH     SOLE                        1545787.000
Citigroup Inc.                 COM              172967101   102221 2211150.031SH     SOLE                        2207970.031
ConocoPhillips                 COM              20825C104    75648 1315850.000SH     SOLE                        1313020.000
Countrywide Financial Corp.    COM              222372104   113361 2936045.328SH     SOLE                        2931091.328
D&K Healthcare                 COM              232861104     4287 508500.000SH      SOLE                        508500.000
DEVON ENERGY CORP NEW COM      COM              25179M103    67579 1333444.564SH     SOLE                        1328804.564
Dell Inc.                      COM              24702R101      125 3176.000 SH       SOLE                          2676.000
DuPont                         COM              263534109      291 6766.000 SH       SOLE                          6766.000
Dynamic Oil & Gas Inc.         COM              267906105      690 306500.000SH      SOLE                        306500.000
Dynegy Inc.                    COM              26816Q101     2527 520000.000SH      SOLE                        520000.000
EResearch                      COM              29481V108    15383 1148835.000SH     SOLE                        1145300.000
Eagle Materials Inc Cl B       COM              26969P207     9873 109100.845SH      SOLE                        109057.845
El Paso Corporation            COM              28336l109     9253 803234.000SH      SOLE                        803234.000
Exelon Corp.                   COM              30161N101    10571 205950.000SH      SOLE                        205950.000
Exxon Mobil Corp.              COM              30231G102      281 4883.000 SH       SOLE                          3963.000
Fannie Mae                     COM              313586109    91969 1574813.000SH     SOLE                        1572943.000
Fidelity National Financial    COM              316326107    66741 1870031.000SH     SOLE                        1866592.000
Gabelli Asset Management       COM              36239Y102     5518 124860.000SH      SOLE                        124860.000
General Electric               COM              369604103      854 24649.000SH       SOLE                         23649.000
Graco Inc.                     COM              384109104     7473 219336.000SH      SOLE                        219336.000
Harley Davidson Inc.           COM              412822108    20966 422696.000SH      SOLE                        422696.000
Houston Exploration            COM              442120101    38683 729180.000SH      SOLE                        728650.000
Intel Corp                     COM              458140100      496 19068.158SH       SOLE                         19068.158
International Business Machine COM              459200101    11048 148895.910SH      SOLE                        148895.910
Johnson & Johnson              COM              478160104    83127 1278878.000SH     SOLE                        1276688.000
LEAP WIRELESS INTL INC         COM              521863308     5550 200000.000SH      SOLE                        200000.000
LENNAR CORP CL A               COM              526057104     1518 23925.000SH       SOLE                         22065.000
Lamson & Sessions              COM              513696104     3995 338000.000SH      SOLE                        338000.000
MARSHALL EDWARDS INC COM       COM              572322303      539 75607.000SH       SOLE                         75607.000
MAVERICK TUBE CORP             COM              577914104    21043 706155.000SH      SOLE                        701095.000
Masco Corp                     COM              574599106    36470 1148290.386SH     SOLE                        1144780.386
Mastec Inc.                    COM              576323109     6754 767530.000SH      SOLE                        767040.000
Meritage Corp.                 COM              59001A102    86548 1088660.000SH     SOLE                        1088660.000
Merrill Lynch                  COM              590188108    71443 1298725.000SH     SOLE                        1296250.000
Metris Companies               COM              591598107     1880 130000.000SH      SOLE                        130000.000
Mohawk Industries, Inc.        COM              608190104    41336 501046.000SH      SOLE                        500926.000
Monaco Coach                   COM              60886R103     2846 165550.000SH      SOLE                        165550.000
Morgan Stanley                 COM              617446448    13936 265590.000SH      SOLE                        265440.000
NOVAGOLD RES INC COM NEW       COM              66987E206     2175 284700.000SH      SOLE                        284700.000
NVR Inc.                       COM              62944T105   105357 130070.000SH      SOLE                        130070.000
Nabors Industries LTD New (Ber COM              G6359F103    88136 1453915.000SH     SOLE                        1450570.000
National RV Holdings           COM              637277104     3897 487786.000SH      SOLE                        487786.000
Nextel Communications A        COM              65332V103    25196 779829.000SH      SOLE                        779829.000
Novogen LTD                    COM              67010F103     4524 250360.000SH      SOLE                        250360.000
OCA INC                        COM              67083Q101     1778 945860.000SH      SOLE                        945860.000
PHH CORP                       COM              693320202     2632 102330.000SH      SOLE                        102330.000
PPL CORP COM                   COM              69351T106    17814 300000.000SH      SOLE                        300000.000
Patterson Energy Inc.          COM              703481101    77890 2798790.000SH     SOLE                        2791020.000
Pfizer Inc                     COM              717081103    75643 2742660.000SH     SOLE                        2739260.000
Photon Dynamics Inc.           COM              719364101     3580 173700.000SH      SOLE                        173700.000
Polaris Industries, Inc.       COM              731068102    30252 560220.000SH      SOLE                        560080.000
Procter & Gamble Co            COM              742718109      109 2072.000 SH       SOLE                          2072.000
Pulte Homes, Inc.              COM              745867101    27257 323530.000SH      SOLE                        323530.000
R G Barry Corp                 COM              068798107     1563 322200.000SH      SOLE                        322200.000
Rush Enterprises CLA           COM              781846209     3037 226605.000SH      SOLE                        226605.000
Rush Enterprises CLB           COM              781846308     3795 283005.000SH      SOLE                        283005.000
SANOFI-AVENTIS-ADR             COM              80105N105    19163 467500.000SH      SOLE                        467500.000
Stanley Furniture Inc New      COM              854305208    20824 847870.000SH      SOLE                        847870.000
Telefonos De Mexico            COM              879403780    58139 3077740.000SH     SOLE                        3075130.000
Terex Corp Del                 COM              880779103     9166 232650.000SH      SOLE                        232650.000
Texas Industries Inc.          COM              882491103    13159 234025.451SH      SOLE                        234025.451
Thor Industries Inc.           COM              885160101    42288 1345465.000SH     SOLE                        1341420.000
Toll Brothers Inc.             COM              889478103    86705 853820.000SH      SOLE                        852920.000
Tyco International LTD         COM              902124106    39402 1349400.364SH     SOLE                        1349400.364
U S Bancorp Del New            COM              902973304       74 2530.000 SH       SOLE                          1030.000
UTStarcom, Inc.                COM              918076100     6959 929144.000SH      SOLE                        929144.000
United Technologies Corp.      COM              913017109      237 4620.000 SH       SOLE                          3620.000
UnitedHealth Group Inc.        COM              91324P102    73626 1412085.000SH     SOLE                        1408385.000
Washington Mutual Inc.         COM              939322103    35901 882297.000SH      SOLE                        881257.000
Whirlpool Corp                 COM              963320106    39248 559810.000SH      SOLE                        557905.000
Winnebago Inds. Inc.           COM              974637100    34064 1040120.000SH     SOLE                        1036740.000
Wyeth                          COM              983024100       31  700.000 SH       SOLE                           700.000
YUM BRANDS INC COM             COM              988498101    25316 486100.000SH      SOLE                        486100.000